DEBT (Schedule of Notes Payable - Financing Agreements) (Details) - USD ($)	Dec. 31, 2020	Dec. 23, 2020	Apr. 15, 2020	Feb. 03, 2020	Dec. 31, 2019	Dec. 23, 2019	Apr. 15, 2019	Feb. 03, 2019	Sep. 15, 2018
Debt Instrument [Line Items]
Notes Payable, Principal	$ 42,942				$ 42,299
Third Party - Insurance Note 1 [Member]
Debt Instrument [Line Items]
Notes Payable, Principal	$ 23,327	$ 30,994			$ 28,500	$ 28,500
Notes Payable, Interest	7.75%				7.31%
Third Party - Insurance Note 2 [Member]
Debt Instrument [Line Items]
Notes Payable, Principal	$ 10,457		$ 51,379				$ 51,940
Notes Payable, Interest	5.26%				6.36%
Third Party - Insurance Note 3 [Member]
Debt Instrument [Line Items]
Notes Payable, Principal	$ 9,158				$ 13,799				$ 13,799
Notes Payable, Interest
Third Party - Insurance Note 4 [Member]
Debt Instrument [Line Items]
Notes Payable, Principal				$ 109,812				$ 141,058
Notes Payable, Interest